Calvert
VP SRI Balanced Portfolio
September 30, 2023
Schedule of Investments (Unaudited)

Asset-Backed Securities — 6.3%

Security	Principal Amount (000's omitted)*	Value
Business Jet Securities, LLC, Series 2020-1A, Class A, 2.981%, 11/15/35(1)	23	$ 21,777
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	433	362,223
Cologix Data Centers US Issuer, LLC:
Series 2021-1A, Class A2, 3.30%, 12/26/51(1)	600	529,299
Series 2021-1A, Class B, 3.79%, 12/26/51(1)	350	304,088
Conn's Receivables Funding, LLC:
Series 2021-A, Class C, 4.59%, 5/15/26(1)	98	98,113
Series 2022-A, Class B, 9.52%, 12/15/26(1)	638	641,139
Series 2022-A, Class C, 0.00%, 12/15/26(1)	600	512,422
DataBank Issuer, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)	283	244,205
DB Master Finance, LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	80	73,202
Diamond Infrastructure Funding, LLC:
Series 2021-1A, Class A, 1.76%, 4/15/49(1)	415	355,252
Series 2021-1A, Class C, 3.475%, 4/15/49(1)	99	86,160
Diamond Issuer, Series 2021-1A, Class A, 2.305%, 11/20/51(1)	782	666,903
Driven Brands Funding, LLC:
Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	84	81,454
Series 2019-1A, Class A2, 4.641%, 4/20/49(1)	85	80,360
Enterprise Fleet Financing, LLC, Series 2023-1, Class A2, 5.51%, 1/22/29(1)	715	709,409
ExteNet, LLC:
Series 2019-1A, Class A2, 3.204%, 7/25/49(1)	345	331,786
Series 2019-1A, Class B, 4.14%, 7/25/49(1)	55	52,799
Federal National Mortgage Association Grantor Trust, Series 2017-T1, Class A, 2.898%, 6/25/27	273	250,185
FMC GMSR Issuer Trust:
Series 2021-GT1, Class A, 3.62%, 7/25/26(1)(2)	100	82,237
Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(2)	420	345,687
Series 2022-GT1, Class A, 6.19%, 4/25/27(1)	100	92,979
Series 2022-GT2, Class A, 7.90%, 7/25/27(1)	350	345,399
FOCUS Brands Funding, LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	169	156,446
GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class A, 2.31%, 10/20/48(1)	205	154,377
Hardee's Funding, LLC, Series 2020-1A, Class A2, 3.981%, 12/20/50(1)	175	147,761
Jersey Mike's Funding, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)	279	256,918
JPMorgan Chase Bank, NA:
Series 2021-2, Class B, 0.889%, 12/26/28(1)	98	95,521
Series 2021-3, Class B, 0.76%, 2/26/29(1)	122	116,419
LAD Auto Receivables Trust, Series 2023-1A, Class A2, 5.68%, 10/15/26(1)	150	149,936
Loanpal Solar Loan, Ltd., Series 2020-1GS, Class C, 2.00%, 6/20/47(1)	74	44,425
Security	Principal Amount (000's omitted)*		Value
Marlette Funding Trust, Series 2023-1A, Class A, 6.07%, 4/15/33(1)		473	$ 472,307
Mill City Solar Loan, Ltd., Series 2020-1A, Class C, 2.00%, 6/20/47(1)		151	99,493
Mosaic Solar Loan Trust:
Series 2019-1A, Class A, 4.37%, 12/21/43(1)		166	150,026
Series 2019-2A, Class B, 3.28%, 9/20/40(1)		394	340,950
Series 2020-1A, Class A, 2.10%, 4/20/46(1)		46	38,602
Series 2020-1A, Class B, 3.10%, 4/20/46(1)		46	39,050
Series 2020-2A, Class A, 1.44%, 8/20/46(1)		83	66,897
Series 2020-2A, Class B, 2.21%, 8/20/46(1)		98	76,538
Series 2021-1A, Class C, 2.25%, 12/20/46(1)		422	370,844
Series 2021-3A, Class C, 1.77%, 6/20/52(1)		100	79,813
Series 2022-2A, Class D, 8.29%, 1/21/53(1)		100	83,784
Neighborly Issuer, LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)		381	319,358
NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)		512	461,941
OneMain Financial Issuance Trust, Series 2022-S1, Class A, 4.13%, 5/14/35(1)		495	475,497
Oportun Funding XIV, LLC, Series 2021-A, Class B, 1.76%, 3/8/28(1)		65	62,029
Oportun Funding, LLC, Series 2022-1, Class A, 3.25%, 6/15/29(1)		99	97,855
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)		361	329,857
Series 2021-B, Class C, 3.65%, 5/8/31(1)		100	91,855
Series 2021-C, Class A, 2.18%, 10/8/31(1)		1,850	1,683,672
Series 2021-C, Class B, 2.67%, 10/8/31(1)		220	197,855
Series 2022-2, Class C, 9.36%, 10/9/29(1)		125	125,077
Series 2022-3, Class B, 8.533%, 1/8/30(1)		390	393,943
Pagaya AI Debt Selection Trust:
Series 2021-2, 3.00%, 1/25/29(1)		153	147,616
Series 2021-3, Class A, 1.15%, 5/15/29(1)		63	63,249
Series 2021-5, Class A, 1.53%, 8/15/29(1)		122	120,393
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)		75	72,247
Planet Fitness Master Issuer, LLC, Series 2019-1A, Class A2, 3.858%, 12/5/49(1)		270	225,412
Prosper Marketplace Issuance Trust, Series 2019-4A, Class C, 4.95%, 2/17/26(1)		6	6,143
Retained Vantage Data Centers Issuer, LLC:
Series 2023-1A, Class A2A, 5.00%, 9/15/48(1)		675	609,836
Series 2023-1A, Class A2B, 5.25%, 9/15/48(1)	CAD	150	98,163
Series 2023-1A, Class B, 5.75%, 9/15/48(1)		95	84,711
ServiceMaster Funding, LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)		153	129,799
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)		173	136,361
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)		914	838,335
SoFi Consumer Loan Program Trust, Series 2023-1S, Class A, 5.81%, 5/15/31(1)		111	111,040

Calvert
VP SRI Balanced Portfolio
September 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*	Value
SolarCity LMC Series I, LLC, Series 2013-1, Class A, 4.80%, 11/20/38(1)	162	$ 161,672
Sonic Capital, LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	506	459,965
SpringCastle America Funding, LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	189	171,561
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	817	809,652
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	200	191,818
Series 2020-1A, Class A2, 1.893%, 8/25/45(1)	247	224,424
Sunnova Helios IX Issuer, LLC, Series 2022-B, Class A, 5.00%, 8/20/49(1)	249	233,493
Sunnova Helios V Issuer, LLC, Series 2021-A, Class A, 1.80%, 2/20/48(1)	283	238,365
Sunnova Helios X Issuer, LLC, Series 2022-C, Class B, 5.60%, 11/22/49(1)	474	443,688
Sunnova Helios XII Issuer, LLC, Series 2023-B, Class A, 5.30%, 8/22/50(1)	453	432,254
Sunnova Sol II Issuer, LLC, Series 2020-2A, Class A, 2.73%, 11/1/55(1)	696	548,391
Sunnova Sol Issuer, LLC, Series 2020-1A, Class A, 3.35%, 2/1/55(1)	94	78,706
Sunrun Atlas Issuer, LLC, Series 2019-2, Class A, 3.61%, 2/1/55(1)	196	170,946
Sunrun Callisto Issuer, LLC, Series 2015-1A, Class B, 5.38%, 7/20/45(1)	263	250,592
Sunrun Demeter Issuer, LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)	241	191,110
Sunrun Jupiter Issuer, LLC, Series 2022-1A, Class A, 4.75%, 7/30/57(1)	687	598,716
Sunrun Xanadu Issuer, LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)	149	130,698
Theorem Funding Trust:
Series 2021-1A, Class B, 1.84%, 12/15/27(1)	92	89,954
Series 2022-3A, Class A, 7.60%, 4/15/29(1)	112	112,241
United States Small Business Administration, Series 2017-20E, Class 1, 2.88%, 5/1/37	389	346,110
Upstart Pass-Through Trust, Series 2020-ST1, Class A, 3.75%, 2/20/28(1)	36	36,001
Vantage Data Centers Issuer, LLC:
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	288	279,544
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	735	615,693
Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	224	196,320
Vivint Solar Financing VII, LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)	357	280,304
Willis Engine Structured Trust V, Series 2020-A, Class B, 4.212%, 3/15/45(1)	203	163,637
Total Asset-Backed Securities (identified cost $25,665,160)		$23,545,284

Collateralized Mortgage Obligations — 1.4%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd.:
Series 2021-1A, Class M1A, 7.065%, (30-day average SOFR + 1.75%), 3/25/31(1)(3)	$4	$ 3,913
Series 2021-1A, Class M1B, 7.515%, (30-day average SOFR + 2.20%), 3/25/31(1)(3)	155	156,071
Series 2021-1A, Class M1C, 8.265%, (30-day average SOFR + 2.95%), 3/25/31(1)(3)	150	152,882
Series 2021-2A, Class M1A, 6.515%, (30-day average SOFR + 1.20%), 6/25/31(1)(3)	163	162,929
Series 2021-3A, Class A2, 6.315%, (30-day average SOFR + 1.00%), 9/25/31(1)(3)	215	213,261
Series 2021-3A, Class M1B, 6.715%, (30-day average SOFR + 1.40%), 9/25/31(1)(3)	170	167,977
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(4)	402	353,166
CHNGE Mortgage Trust:
Series 2023-2, Class A3, 7.436% to 5/25/26, 6/25/58(1)(4)	277	272,768
Series 2023-4, Class A1, 7.573% to 8/25/26, 9/25/58(1)(4)	354	355,601
Eagle Re, Ltd., Series 2021-2, Class M1C, 8.765%, (30-day average SOFR + 3.45%), 4/25/34(1)(3)	150	153,569
Federal Home Loan Mortgage Corp., Series 5324, Class MZ, 6.00%, 7/25/53	36	32,947
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2019-DNA3, Class B2, 13.579%, (30-day average SOFR + 8.264%), 7/25/49(1)(3)	85	94,416
Series 2019-DNA4, Class M2, 7.379%, (30-day average SOFR + 2.064%), 10/25/49(1)(3)	7	7,019
Series 2019-HQA4, Class B1, 8.379%, (30-day average SOFR + 3.064%), 11/25/49(1)(3)	19	19,894
Series 2020-DNA6, Class B1, 8.315%, (30-day average SOFR + 3.00%), 12/25/50(1)(3)	25	25,125
Series 2020-HQA2, Class B1, 9.529%, (30-day average SOFR + 4.214%), 3/25/50(1)(3)	41	44,711
Series 2021-DNA2, Class B1, 8.715%, (30-day average SOFR + 3.40%), 8/25/33(1)(3)	55	56,526
Series 2021-DNA3, Class M1, 6.065%, (30-day average SOFR + 0.75%), 10/25/33(1)(3)	53	52,593
Series 2022-DNA2, Class M1A, 6.615%, (30-day average SOFR + 1.30%), 2/25/42(1)(3)	242	241,957
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2013-C01, Class M2, 10.679%, (30-day average SOFR + 5.364%), 10/25/23(3)	94	94,903
Series 2014-C02, Class 2M2, 8.029%, (30-day average SOFR + 2.714%), 5/25/24(3)	33	33,168
Series 2014-C03, Class 2M2, 8.329%, (30-day average SOFR + 3.014%), 7/25/24(3)	43	43,098
Series 2018-R07, Class 1M2, 7.829%, (30-day average SOFR + 2.514%), 4/25/31(1)(3)	8	8,514
Series 2019-R01, Class 2B1, 9.779%, (30-day average SOFR + 4.464%), 7/25/31(1)(3)	55	58,602
Series 2019-R02, Class 1B1, 9.579%, (30-day average SOFR + 4.264%), 8/25/31(1)(3)	54	56,673

Calvert
VP SRI Balanced Portfolio
September 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association Connecticut Avenue Securities: (continued)
Series 2019-R03, Class 1B1, 9.529%, (30-day average SOFR + 4.214%), 9/25/31(1)(3)	$55	$ 58,049
Series 2019-R05, Class 1B1, 9.529%, (30-day average SOFR + 4.214%), 7/25/39(1)(3)	70	72,547
Series 2019-R06, Class 2B1, 9.179%, (30-day average SOFR + 3.864%), 9/25/39(1)(3)	308	316,227
Series 2019-R07, Class 1B1, 8.829%, (30-day average SOFR + 3.514%), 10/25/39(1)(3)	109	111,767
Series 2020-R02, Class 2B1, 8.429%, (30-day average SOFR + 3.114%), 1/25/40(1)(3)	405	409,381
Series 2021-R01, Class 1B2, 11.315%, (30-day average SOFR + 6.00%), 10/25/41(1)(3)	142	144,900
Series 2021-R02, Class 2B1, 8.615%, (30-day average SOFR + 3.30%), 11/25/41(1)(3)	12	12,340
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	163	159,348
Series 2023-84, Class MW, 6.00%, 6/20/53	171	167,104
Series 2023-98, Class BW, 6.00%, 7/20/53	25	24,458
Series 2023-99, Class AL, 6.00%, 7/20/53	25	24,452
Home Re, Ltd.:
Series 2018-1, Class M2, 8.434%, (30-day average SOFR + 3.00%), 10/25/28(1)(3)	154	155,496
Series 2021-1, Class M2, 8.284%, (30-day average SOFR + 2.964%), 7/25/33(1)(3)	150	150,431
PNMAC GMSR Issuer Trust, Series 2022-FT1, Class A, 9.505%, (30-day average SOFR + 4.19%), 6/25/27(1)(3)	523	523,843
Total Collateralized Mortgage Obligations (identified cost $5,180,509)		$5,192,626

Commercial Mortgage-Backed Securities — 4.4%

Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.843%, 11/5/32(1)(2)	$695	$ 434,951
Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(2)	325	107,519
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(2)	485	107,365
BPR Trust, Series 2022-SSP, Class A, 8.332%, (1 mo. SOFR + 3.00%), 5/15/39(1)(3)	295	294,815
BX Commercial Mortgage Trust:
Series 2019-XL, Class A, 6.367%, (1 mo. SOFR + 1.034%), 10/15/36(1)(3)	590	588,359
Series 2019-XL, Class B, 6.527%, (1 mo. SOFR + 1.194%), 10/15/36(1)(3)	280	278,850
Series 2021-VOLT, Class B, 6.397%, (1 mo. SOFR + 1.064%), 9/15/36(1)(3)	666	644,719
Series 2021-VOLT, Class C, 6.547%, (1 mo. SOFR + 1.214%), 9/15/36(1)(3)	204	196,259
Series 2021-VOLT, Class D, 7.097%, (1 mo. SOFR + 1.764%), 9/15/36(1)(3)	702	671,443
Security	Principal Amount (000's omitted)	Value
CSMC:
Series 2021-4SZN, Class A, 9.30%, (1 mo. SOFR + 3.967%), 11/15/23(1)(3)	$105	$ 101,845
Series 2021-BPNY, Class A, 9.162%, (1 mo. SOFR + 3.829%), 8/15/26(1)(3)	100	87,857
Series 2022-NWPT, Class A, 8.475%, (1 mo. SOFR + 3.143%), 9/9/24(1)(3)	290	293,082
Extended Stay America Trust:
Series 2021-ESH, Class A, 6.527%, (1 mo. SOFR + 1.194%), 7/15/38(1)(3)	415	412,239
Series 2021-ESH, Class C, 7.147%, (1 mo. SOFR + 1.814%), 7/15/38(1)(3)	570	562,600
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates:
Series KG02, Class A2, 2.412%, 8/25/29	1,440	1,242,621
Series KG03, Class A2, 1.297%, 6/25/30(2)	305	238,479
Series KG08, Class A2, 4.134%, 5/25/33(2)	339	310,207
Series KSG1, Class A2, 1.503%, 9/25/30	278	219,197
Series KW06, Class A2, 3.80%, 6/25/28(2)	530	498,245
Series W5FX, Class AFX, 3.336%, 4/25/28(2)	192	176,641
Federal National Mortgage Association:
Series 2017-M13, Class A2, 3.029%, 9/25/27(2)	512	472,237
Series 2018-M13, Class A2, 3.866%, 9/25/30(2)	1,317	1,216,815
Series 2019-M1, Class A2, 3.665%, 9/25/28(2)	400	374,053
Series 2019-M22, Class A2, 2.522%, 8/25/29	484	421,577
Series 2020-M1, Class A2, 2.444%, 10/25/29	963	828,021
Series 2020-M20, Class A2, 1.435%, 10/25/29	605	486,548
Series 2023-M1S, Class A2, 4.656%, 4/25/33(2)	848	802,012
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 8.679%, (30-day average SOFR + 3.364%), 10/25/49(1)(3)	456	445,441
Series 2020-01, Class M10, 9.179%, (30-day average SOFR + 3.864%), 3/25/50(1)(3)	524	512,301
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 6.529%, (1 mo. SOFR + 1.197%), 5/15/38(1)(3)	989	982,362
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	300	43,942
Series 2014-DSTY, Class C, 3.931%, 6/10/27(1)(2)	100	6,804
Med Trust:
Series 2021-MDLN, Class D, 7.447%, (1 mo. SOFR + 2.114%), 11/15/38(1)(3)	294	282,099
Series 2021-MDLN, Class E, 8.597%, (1 mo. SOFR + 3.264%), 11/15/38(1)(3)	219	208,717
Morgan Stanley Capital I Trust:
Series 2019-BPR, Class A, 7.322%, (1 mo. SOFR + 1.992%), 5/15/36(1)(3)(5)	424	408,322
Series 2019-BPR, Class B, 8.022%, (1 mo. SOFR + 2.692%), 5/15/36(1)(3)(5)	187	178,838
Series 2019-BPR, Class C, 8.972%, (1 mo. SOFR + 3.642%), 5/15/36(1)(3)(5)	100	94,660
VMC Finance, LLC:
Series 2021-HT1, Class A, 7.095%, (1 mo. SOFR + 1.764%), 1/18/37(1)(3)	389	380,939

Calvert
VP SRI Balanced Portfolio
September 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
VMC Finance, LLC: (continued)
Series 2021-HT1, Class B, 9.945%, (1 mo. SOFR + 4.614%), 1/18/37(1)(3)	$753	$ 714,241
WFLD Mortgage Trust, Series 2014-MONT, Class C, 3.88%, 8/10/31(1)(2)	450	245,469
Total Commercial Mortgage-Backed Securities (identified cost $19,002,262)		$ 16,572,691

Common Stocks — 57.7%

Security	Shares	Value
Aerospace & Defense — 0.5%
HEICO Corp.	11,300	$ 1,829,809
		$ 1,829,809
Automobile Components — 0.3%
Aptiv PLC(6)	12,900	$ 1,271,811
		$ 1,271,811
Beverages — 2.4%
Coca-Cola Co. (The)	79,500	$ 4,450,410
PepsiCo, Inc.	26,000	4,405,440
		$8,855,850
Biotechnology — 1.3%
AbbVie, Inc.	32,600	$4,859,356
		$4,859,356
Broadline Retail — 2.5%
Amazon.com, Inc.(6)	75,080	$9,544,170
		$9,544,170
Capital Markets — 3.5%
Intercontinental Exchange, Inc.	34,800	$3,828,696
S&P Global, Inc.	9,600	3,507,936
Stifel Financial Corp.	36,600	2,248,704
Tradeweb Markets, Inc., Class A	44,703	3,585,181
		$13,170,517
Chemicals — 1.0%
Linde PLC	9,600	$3,574,560
		$3,574,560
Commercial Services & Supplies — 0.6%
Waste Management, Inc.	15,416	$2,350,015
		$2,350,015
Security	Shares	Value
Consumer Staples Distribution & Retail — 1.3%
Walmart, Inc.	30,800	$ 4,925,844
		$ 4,925,844
Containers & Packaging — 0.6%
AptarGroup, Inc.	17,387	$ 2,174,070
		$ 2,174,070
Electric Utilities — 0.6%
NextEra Energy, Inc.	38,500	$ 2,205,665
		$ 2,205,665
Electrical Equipment — 0.9%
AMETEK, Inc.	22,200	$3,280,272
		$3,280,272
Energy Equipment & Services — 1.2%
Baker Hughes Co.	132,500	$4,679,900
		$4,679,900
Financial Services — 2.0%
Shift4 Payments, Inc., Class A(6)	37,000	$2,048,690
Visa, Inc., Class A	24,500	5,635,245
		$7,683,935
Ground Transportation — 0.7%
Union Pacific Corp.	13,600	$2,769,368
		$2,769,368
Health Care Equipment & Supplies — 1.6%
Intuitive Surgical, Inc.(6)	9,900	$2,893,671
Stryker Corp.	11,800	3,224,586
		$6,118,257
Hotels, Restaurants & Leisure — 1.0%
Domino's Pizza, Inc.	3,700	$1,401,523
Marriott International, Inc., Class A	12,500	2,457,000
		$3,858,523
Insurance — 1.9%
Allstate Corp. (The)	28,400	$3,164,044
W.R. Berkley Corp.	60,400	3,834,796
		$6,998,840
Interactive Media & Services — 4.5%
Alphabet, Inc., Class A(6)	38,800	$5,077,368
Alphabet, Inc., Class C(6)	88,900	11,721,465
		$16,798,833

Calvert
VP SRI Balanced Portfolio
September 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
IT Services — 0.7%
Gartner, Inc.(6)	7,500	$ 2,577,075
		$ 2,577,075
Life Sciences Tools & Services — 1.7%
Danaher Corp.	13,000	$ 3,225,300
Thermo Fisher Scientific, Inc.	6,418	3,248,599
		$ 6,473,899
Machinery — 0.7%
Parker-Hannifin Corp.	6,300	$ 2,453,976
		$2,453,976
Media — 0.9%
Comcast Corp., Class A	77,300	$3,427,482
		$3,427,482
Multi-Utilities — 0.5%
Sempra	27,800	$1,891,234
		$1,891,234
Pharmaceuticals — 2.4%
Bristol-Myers Squibb Co.	42,500	$2,466,700
Eli Lilly & Co.	12,200	6,552,986
		$9,019,686
Professional Services — 2.6%
Automatic Data Processing, Inc.	16,600	$3,993,628
Booz Allen Hamilton Holding Corp.	21,900	2,393,013
TransUnion	49,500	3,553,605
		$9,940,246
Real Estate Management & Development — 0.9%
FirstService Corp.	22,000	$3,201,880
		$3,201,880
Semiconductors & Semiconductor Equipment — 3.6%
Analog Devices, Inc.	22,500	$3,939,525
Lam Research Corp.	4,500	2,820,465
NVIDIA Corp.	15,300	6,655,347
		$13,415,337
Software — 7.9%
ANSYS, Inc.(6)	11,700	$3,481,335
Fair Isaac Corp.(6)	4,000	3,474,120
Fortinet, Inc.(6)	30,700	1,801,476
Microsoft Corp.	57,193	18,058,690
VMware, Inc., Class A(6)	17,900	2,979,992
		$29,795,613
Security	Shares	Value
Specialty Retail — 0.9%
TJX Cos., Inc. (The)	36,200	$ 3,217,456
		$ 3,217,456
Technology Hardware, Storage & Peripherals — 4.6%
Apple, Inc.	102,088	$ 17,478,486
		$ 17,478,486
Textiles, Apparel & Luxury Goods — 1.2%
lululemon Athletica, Inc.(6)	5,800	$ 2,236,538
NIKE, Inc., Class B	22,700	2,170,574
		$4,407,112
Wireless Telecommunication Services — 0.7%
T-Mobile US, Inc.(6)	19,130	$2,679,157
		$2,679,157
Total Common Stocks (identified cost $152,392,295)		$216,928,234

Corporate Bonds — 16.4%

Security	Principal Amount* (000’s omitted)	Value
Basic Materials — 0.3%
Celanese U.S. Holdings, LLC:
6.35%, 11/15/28	303	$ 299,348
6.55%, 11/15/30	285	279,053
6.70%, 11/15/33	196	190,933
South32 Treasury, Ltd., 4.35%, 4/14/32(1)	306	258,348
		$ 1,027,682
Communications — 0.6%
AT&T, Inc.:
3.55%, 9/15/55	454	$278,205
3.65%, 6/1/51	631	407,160
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.00%, 2/1/28(1)	124	112,745
Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	1,078	754,585
Nokia Oyj, 4.375%, 6/12/27	127	117,713
Rogers Communications, Inc., 4.55%, 3/15/52	544	397,222
SES Global Americas Holdings GP, 5.30%, 3/25/44(1)	185	124,754
SES S.A., 5.30%, 4/4/43(1)	109	73,501
Sprint, LLC, 7.125%, 6/15/24	141	141,980
		$2,407,865
Consumer, Cyclical — 1.1%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.50%, 4/20/26(1)	476	$465,967
Aptiv PLC/Aptiv Corp., 3.25%, 3/1/32	146	119,751

Calvert
VP SRI Balanced Portfolio
September 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value
Consumer, Cyclical (continued)
Bath & Body Works, Inc.:
6.875%, 11/1/35	39	$ 34,875
7.60%, 7/15/37	165	145,000
Brunswick Corp., 5.10%, 4/1/52	133	91,719
Delta Air Lines, Inc./SkyMiles IP, Ltd.:
4.50%, 10/20/25(1)	225	218,630
4.75%, 10/20/28(1)	460	437,328
Dick's Sporting Goods, Inc., 4.10%, 1/15/52	746	453,637
Ford Motor Co., 4.75%, 1/15/43	45	32,894
Ford Motor Credit Co., LLC, 7.35%, 11/4/27	356	363,891
General Motors Financial Co., Inc.:
4.30%, 4/6/29	239	214,534
5.80%, 6/23/28	45	43,987
5.85%, 4/6/30(7)	693	664,248
Hyundai Capital America, 5.70%, 6/26/30(1)	100	96,269
Lithia Motors, Inc.:
3.875%, 6/1/29(1)	373	314,775
4.375%, 1/15/31(1)(7)	60	49,698
Macy's Retail Holdings, LLC:
4.30%, 2/15/43	30	16,794
5.875%, 4/1/29(1)(7)	66	57,852
WarnerMedia Holdings, Inc.:
5.05%, 3/15/42	336	260,045
5.391%, 3/15/62	175	129,369
		$4,211,263
Consumer, Non-cyclical — 0.9%
Ashtead Capital, Inc.:
4.00%, 5/1/28(1)	200	$182,036
4.25%, 11/1/29(1)	384	340,311
Centene Corp.:
2.50%, 3/1/31	214	164,649
3.375%, 2/15/30	199	166,206
4.25%, 12/15/27(7)	257	237,151
4.625%, 12/15/29	36	32,465
Coca-Cola Europacific Partners PLC, 1.50%, 1/15/27(1)	221	193,396
Coca-Cola Femsa SAB de CV, 1.85%, 9/1/32	255	189,915
Conservation Fund (The), 3.474%, 12/15/29	285	240,839
CVS Health Corp.:
5.25%, 1/30/31	415	398,959
5.875%, 6/1/53	171	158,267
CVS Pass-Through Trust, 6.036%, 12/10/28	254	251,399
Doris Duke Charitable Foundation (The), 2.345%, 7/1/50	678	376,568
Ford Foundation (The), 2.415%, 6/1/50	435	253,762
Smithfield Foods, Inc.:
2.625%, 9/13/31(1)	323	231,874
3.00%, 10/15/30(1)	77	58,921
5.20%, 4/1/29(1)	45	41,152
		$3,517,870
Security	Principal Amount* (000’s omitted)		Value
Energy — 0.2%
Enviva Partners, L.P./Enviva Partners Finance Corp., 6.50%, 1/15/26(1)		76	$ 62,059
TerraForm Power Operating, LLC:
4.75%, 1/15/30(1)		369	315,737
5.00%, 1/31/28(1)		460	417,986
			$ 795,782
Financial — 9.4%
ABN AMRO Bank NV, 6.339% to 9/18/26, 9/18/27(1)(8)		300	$ 299,378
Affiliated Managers Group, Inc., 3.30%, 6/15/30		225	187,145
AIB Group PLC, 6.608% to 9/13/28, 9/13/29(1)(8)		225	224,211
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)		60	55,863
Ally Financial, Inc.:
6.992% to 6/13/28, 6/13/29(8)		42	41,124
8.00%, 11/1/31(7)		475	479,987
American Assets Trust, L.P., 3.375%, 2/1/31		84	62,989
American National Group, LLC, 6.144%, 6/13/32(1)		70	63,411
Ameriprise Financial, Inc., 5.15%, 5/15/33		307	290,315
Andrew W. Mellon Foundation (The), 0.947%, 8/1/27		335	287,151
ASR Nederland N.V., 7.00% to 9/7/33, 12/7/43(8)(9)	EUR	100	108,860
Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(8)		458	425,388
Aviation Capital Group, LLC:
6.25%, 4/15/28(1)		336	328,891
6.375%, 7/15/30(1)		395	382,846
Banco Santander S.A.:
5.294%, 8/18/27		600	580,453
6.921%, 8/8/33		600	574,120
Bank of America Corp.:
1.734% to 7/22/26, 7/22/27(8)		603	534,516
1.898% to 7/23/30, 7/23/31(8)		227	172,582
1.922% to 10/24/30, 10/24/31(8)		288	217,388
2.087% to 6/14/28, 6/14/29(8)		379	317,410
2.299% to 7/21/31, 7/21/32(8)		379	287,364
2.456% to 10/22/24, 10/22/25(8)		475	456,321
2.551% to 2/4/27, 2/4/28(8)		522	465,681
3.846% to 3/8/32, 3/8/37(8)		622	506,377
4.571% to 4/27/32, 4/27/33(8)		271	240,737
5.819% to 9/15/28, 9/15/29(8)		357	352,767
5.872% to 9/15/33, 9/15/34(8)		678	660,171
6.204% to 11/10/27, 11/10/28(8)		110	110,538
Bank of Nova Scotia (The), 4.90% to 6/4/25(8)(10)		79	72,452
BBVA Bancomer S.A./Texas:
1.875%, 9/18/25(1)		262	240,526
5.125% to 1/18/28, 1/18/33(1)(8)		500	430,905
BNP Paribas S.A.:
7.75% to 8/16/29(1)(8)(10)		220	209,388
9.25% to 11/17/27(1)(7)(8)(10)		400	410,232

Calvert
VP SRI Balanced Portfolio
September 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value
Financial (continued)
Boston Properties, L.P., 2.45%, 10/1/33(7)	311	$ 212,544
BPCE S.A., 3.648% to 1/14/32, 1/14/37(1)(8)	261	201,107
Broadstone Net Lease, LLC, 2.60%, 9/15/31	24	16,831
CaixaBank S.A., 6.208% to 1/18/28, 1/18/29(1)(8)	685	670,667
Capital One Financial Corp.:
3.273% to 3/1/29, 3/1/30(8)	256	214,294
4.20%, 10/29/25	190	181,214
CBRE Services, Inc., 5.95%, 8/15/34	80	75,553
Charles Schwab Corp. (The):
5.875%, 8/24/26	53	52,846
6.136% to 8/24/33, 8/24/34(8)	315	306,591
CI Financial Corp.:
3.20%, 12/17/30	477	362,175
4.10%, 6/15/51	455	263,765
Citigroup, Inc., 4.00% to 12/10/25(8)(10)	310	271,948
Corporate Office Properties, L.P., 2.90%, 12/1/33	426	299,252
Danske Bank A/S, 5.375%, 1/12/24(1)	200	199,216
Discover Bank, 5.974%, 8/9/28	270	247,310
EPR Properties:
3.75%, 8/15/29	516	414,996
4.50%, 6/1/27	376	336,849
4.95%, 4/15/28	263	233,281
Extra Space Storage, L.P.:
2.40%, 10/15/31	382	292,707
2.55%, 6/1/31	293	228,382
5.50%, 7/1/30	347	335,822
F&G Annuities & Life, Inc., 7.40%, 1/13/28(7)	924	923,128
Fifth Third Bancorp, 6.339% to 7/27/28, 7/27/29(8)	345	340,998
GA Global Funding Trust, 2.25%, 1/6/27(1)	677	593,765
Global Atlantic Fin Co., 3.125%, 6/15/31(1)	777	554,591
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.375%, 6/15/26(1)(7)	871	775,110
3.75%, 9/15/30(1)(7)	158	121,108
6.00%, 4/15/25(1)(7)	283	275,681
HSBC Holdings PLC:
6.161% to 3/9/28, 3/9/29(8)	447	442,745
7.39% to 11/3/27, 11/3/28(8)	663	686,153
Intesa Sanpaolo SpA:
7.00%, 11/21/25(1)	200	202,517
8.248% to 11/21/32, 11/21/33(1)(8)	488	492,242
Iron Mountain, Inc., 4.50%, 2/15/31(1)	297	244,609
Jefferies Financial Group, Inc., 5.875%, 7/21/28	496	485,703
JPMorgan Chase & Co.:
1.47% to 9/22/26, 9/22/27(8)	618	541,620
2.545% to 11/8/31, 11/8/32(8)	144	111,497
4.005% to 4/23/28, 4/23/29(8)	318	293,230
KeyBank N.A., 5.85%, 11/15/27	500	475,790
KeyCorp, 4.789% to 6/1/32, 6/1/33(8)	250	208,536
KKR Group Finance Co. VII, LLC, 3.625%, 2/25/50(1)	301	191,909
Security	Principal Amount* (000’s omitted)	Value
Financial (continued)
KKR Group Finance Co. X, LLC, 3.25%, 12/15/51(1)	109	$ 63,935
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(8)	289	238,068
Macquarie Bank, Ltd., 6.798%, 1/18/33(1)	498	489,160
National Bank of Canada, 0.55% to 11/15/23, 11/15/24(8)	301	298,778
Newmark Group, Inc., 6.125%, 11/15/23	134	133,880
OneMain Finance Corp.:
3.50%, 1/15/27	594	509,209
7.125%, 3/15/26(7)	58	56,863
PennyMac Financial Services, Inc., 4.25%, 2/15/29(1)(7)	53	42,931
PNC Financial Services Group, Inc. (The), Series W, 6.25% to 3/15/30(8)(10)	149	128,097
Radian Group, Inc., 4.875%, 3/15/27	393	367,628
Rocket Mortgage, LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/1/31(1)	557	444,868
SITE Centers Corp., 3.625%, 2/1/25	259	246,697
Societe Generale S.A.:
6.221% to 6/15/32, 6/15/33(1)(8)	255	231,245
9.375% to 11/22/27(1)(8)(10)	207	203,350
Standard Chartered PLC, 1.822% to 11/23/24, 11/23/25(1)(8)	236	223,088
Stifel Financial Corp., 4.00%, 5/15/30	266	225,066
Sun Communities Operating, L.P.:
2.70%, 7/15/31	102	78,603
4.20%, 4/15/32	300	256,178
Swedbank AB:
5.337%, 9/20/27(1)	203	196,885
6.136%, 9/12/26(1)	437	435,459
Synchrony Bank, 5.40%, 8/22/25	362	349,042
Synchrony Financial, 4.50%, 7/23/25	450	428,648
Synovus Bank/Columbus, GA:
4.00% to 10/29/25, 10/29/30(8)	250	201,966
5.625%, 2/15/28	744	674,577
Synovus Financial Corp., 5.90% to 2/7/24, 2/7/29(8)	35	32,579
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(8)	240	199,312
Toronto-Dominion Bank (The), 8.125% to 10/31/27, 10/31/82(8)	887	884,653
Truist Financial Corp.:
5.10% to 3/1/30(8)(10)	409	351,724
5.867% to 6/8/33, 6/8/34(8)	985	927,799
6.047% to 6/8/26, 6/8/27(8)	445	440,314
U.S. Bancorp:
5.775% to 6/12/28, 6/12/29(8)	878	855,115
5.836% to 6/10/33, 6/12/34(8)	450	424,767
UBS Group AG:
2.095% to 2/11/31, 2/11/32(1)(8)	359	265,827
4.375% to 2/10/31(1)(8)(10)	219	157,444
UniCredit SpA:
2.569% to 9/22/25, 9/22/26(1)(8)	430	394,112
5.459% to 6/30/30, 6/30/35(1)(8)	200	167,799
5.861% to 6/19/27, 6/19/32(1)(8)	200	182,137

Calvert
VP SRI Balanced Portfolio
September 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value
Financial (continued)
Westpac Banking Corp., 3.02% to 11/18/31, 11/18/36(8)	223	$ 165,219
		$ 35,428,791
Government - Multinational — 1.7%
Asian Development Bank, 3.125%, 9/26/28	540	$ 501,797
European Bank for Reconstruction & Development, 1.50%, 2/13/25	475	450,574
European Investment Bank:
1.625%, 5/13/31	925	747,768
2.375%, 5/24/27	1,026	945,188
2.875%, 6/13/25(1)	1,892	1,819,835
Inter-American Development Bank, 0.875%, 4/3/25	377	352,790
International Bank for Reconstruction & Development, 3.125%, 11/20/25	1,200	1,151,763
International Finance Corp., 5.435%, (SOFR + 0.09%), 4/3/24(3)	246	246,061
		$6,215,776
Government - Regional — 0.2%
Kommuninvest I Sverige AB, 0.375%, 6/19/24(1)	720	$693,168
		$693,168
Industrial — 0.2%
Berry Global, Inc., 5.50%, 4/15/28(1)	188	$181,734
Cemex SAB de CV, 9.125% to 3/14/28(1)(8)(10)	225	234,507
Jabil, Inc., 3.00%, 1/15/31	157	127,342
Penske Truck Leasing Co., L.P./PTL Finance Corp., 6.20%, 6/15/30(1)	310	305,746
		$849,329
Other Revenue — 0.2%
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	675	$542,210
		$542,210
Technology — 1.0%
Concentrix Corp.:
6.60%, 8/2/28	913	$881,581
6.65%, 8/2/26	385	382,824
6.85%, 8/2/33	98	90,612
Foundry JV Holdco, LLC, 5.875%, 1/25/34(1)	464	443,741
Intel Corp., 5.70%, 2/10/53	466	437,328
Kyndryl Holdings, Inc.:
2.70%, 10/15/28(7)	550	452,488
3.15%, 10/15/31(7)	236	178,926
Marvell Technology, Inc., 5.75%, 2/15/29	160	158,599
Micron Technology, Inc., 2.703%, 4/15/32	86	65,717
Security	Principal Amount* (000’s omitted)	Value
Technology (continued)
Seagate HDD Cayman:
5.75%, 12/1/34	180	$ 152,214
9.625%, 12/1/32(1)	333	358,897
		$ 3,602,927
Utilities — 0.6%
AES Corp. (The), 2.45%, 1/15/31	342	$ 263,309
Avangrid, Inc., 3.15%, 12/1/24	141	135,998
Clearway Energy Operating, LLC, 3.75%, 1/15/32(1)	176	137,017
Enel Finance International N.V., 1.375%, 7/12/26(1)	567	501,011
MidAmerican Energy Co.:
3.15%, 4/15/50	215	136,559
4.25%, 7/15/49	300	234,920
5.35%, 1/15/34	253	249,806
NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28	214	181,240
NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(1)	34	32,678
Niagara Mohawk Power Corp., 1.96%, 6/27/30(1)	233	181,761
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	343	298,280
		$2,352,579
Total Corporate Bonds (identified cost $68,691,924)		$61,645,242

Preferred Stocks — 0.2%

Security	Shares	Value
Real Estate Management & Development — 0.1%
Brookfield Property Partners, L.P.:
Series A, 5.75%	13,079	$ 166,626
Series A2, 6.375%	12,000	162,000
		$ 328,626
Wireless Telecommunication Services — 0.1%
United States Cellular Corp.:
5.50%	21,450	$ 353,067
6.25%	2,200	39,930
		$392,997
Total Preferred Stocks (identified cost $1,236,268)		$721,623

Calvert
VP SRI Balanced Portfolio
September 30, 2023
Schedule of Investments (Unaudited) — continued

Senior Floating-Rate Loans(11) — 0.1%

Borrower/Description	Principal Amount (000's omitted)	Value
Diversified Telecommunication Services — 0.1%
CenturyLink, Inc., Term Loan, 7.681%, (SOFR + 2.25%), 3/15/27	$315	$ 224,887
Total Senior Floating-Rate Loans (identified cost $312,951)		$ 224,887

Sovereign Government Bonds — 0.4%

Security	Principal Amount (000’s omitted)	Value
Kreditanstalt fuer Wiederaufbau:
0.75%, 9/30/30	$235	$ 180,372
1.00%, 10/1/26	1,526	1,363,629
Total Sovereign Government Bonds (identified cost $1,746,544)		$ 1,544,001

Taxable Municipal Obligations — 1.2%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.4%
Los Angeles Unified School District, CA, 5.75%, 7/1/34(12)	$450	$ 454,266
Massachusetts, Green Bonds, 3.277%, 6/1/46	435	322,052
New York City, NY, 5.206%, 10/1/31(12)	470	462,104
San Francisco City and County, CA, (Social Bonds - Affordable Housing, 2016), 3.921%, 6/15/39	285	233,224
		$ 1,471,646
Special Tax Revenue — 0.6%
California Health Facilities Financing Authority, (No Place Like Home Program):
Social Bonds, 2.361%, 6/1/26	$405	$ 376,079
Social Bonds, 2.484%, 6/1/27	290	264,555
Social Bonds, 2.534%, 6/1/28	360	321,887
Social Bonds, 2.584%, 6/1/29	200	174,842
Social Bonds, 2.984%, 6/1/33	220	179,857
Connecticut, Special Tax Revenue, 5.459%, 11/1/30(12)	300	298,674
New York City Transitional Finance Authority, NY, Future Tax Secured Revenue Bonds, 5.767%, 8/1/36(12)	545	549,000
		$2,164,894
Water and Sewer — 0.2%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$130	$111,107
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Narragansett Bay Commission, RI, Wastewater System Revenue:
Green Bonds, 2.094%, 9/1/30	$170	$ 138,613
Green Bonds, 2.184%, 9/1/31	140	111,432
Green Bonds, 2.264%, 9/1/32	125	97,295
Green Bonds, 2.344%, 9/1/33	135	102,981
San Diego County Water Authority, CA:
Green Bonds, 1.531%, 5/1/30	145	116,320
Green Bonds, 1.701%, 5/1/31	130	101,913
Green Bonds, 1.951%, 5/1/34	75	54,683
		$834,344
Total Taxable Municipal Obligations (identified cost $5,239,644)		$4,470,884

U.S. Government Agencies and Instrumentalities — 0.3%

Security	Principal Amount (000's omitted)	Value
U.S. Department of Housing and Urban Development:
2.668%, 8/1/24	$240	$ 234,542
2.738%, 8/1/25	240	228,180
3.435%, 8/1/34	220	190,241
3.485%, 8/1/35	125	105,271
3.585%, 8/1/37	225	186,520
U.S. International Development Finance Corp., 3.52%, 9/20/32	284	262,141
Total U.S. Government Agencies and Instrumentalities (identified cost $1,380,221)		$ 1,206,895

U.S. Government Agency Mortgage-Backed Securities — 7.5%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
3.50%, 3/1/48	$84	$ 73,335
6.50%, 8/1/53	1,034	1,041,391
6.00%, 6/1/53	75	73,919
Federal National Mortgage Association:
2.00%, 4/1/51	206	159,889
2.68%, 7/1/26	336	314,625
3.00%, 11/1/49	248	207,313
4.00%, with various maturities to 2048	512	464,165
4.00%, 30-Year, TBA(13)	11,068	9,860,892
4.50%, 30-Year, TBA(13)	4,077	3,745,264
5.00%, 30-Year, TBA(13)	7,122	6,722,783
5.50%, 7/1/53	997	964,738
5.50%, 30-Year, TBA(13)	3,296	3,186,822
7.00%, 6/1/53	100	103,659

Calvert
VP SRI Balanced Portfolio
September 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association II:
2.50%, with various maturities to 2051	$729	$ 587,567
6.00%, with various maturities to 2053	377	375,010
6.50%, 6/20/53	329	333,791
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $29,163,367)		$ 28,215,163

U.S. Treasury Obligations — 7.4%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bond:
1.375%, 8/15/50	$497	$ 242,676
1.875%, 2/15/41	481	310,489
1.875%, 2/15/51	186	104,294
1.875%, 11/15/51	368	205,232
2.00%, 11/15/41	795	516,206
2.00%, 8/15/51	338	195,116
2.25%, 2/15/52	523	321,124
2.375%, 2/15/42	4,994	3,453,566
2.875%, 5/15/43	2,332	1,728,549
2.875%, 5/15/52	275	195,046
3.00%, 5/15/47	38	27,891
3.00%, 8/15/52	127	92,576
3.625%, 2/15/53	292	241,562
3.625%, 5/15/53	43	35,613
3.875%, 2/15/43	530	461,348
3.875%, 5/15/43	43	37,390
4.00%, 11/15/42	50	44,387
4.00%, 11/15/52	317	281,040
5.375%, 2/15/31	26	27,289
6.25%, 5/15/30	13	14,185
U.S. Treasury Note:
0.25%, 3/15/24	1,022	998,708
0.25%, 6/15/24	287	276,707
0.375%, 4/15/24	345	335,750
0.75%, 11/15/24	105	99,750
0.875%, 11/15/30	54	42,023
1.00%, 7/31/28	58	48,935
1.125%, 1/15/25	301	285,409
1.25%, 12/31/26	1,384	1,239,977
1.25%, 3/31/28	581	501,544
1.25%, 4/30/28	1,022	880,038
1.25%, 6/30/28	303	259,515
1.50%, 1/31/27	152	136,883
1.875%, 2/28/27	3,887	3,538,020
1.875%, 2/15/32	260	211,240
2.125%, 3/31/24	420	413,136
2.50%, 5/31/24	280	274,595
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Note: (continued)
2.625%, 4/15/25	$310	$ 298,193
2.875%, 4/30/29	4,465	4,078,324
3.00%, 6/30/24	280	274,913
3.125%, 8/31/27	1,146	1,081,761
3.125%, 8/31/29	441	406,478
3.375%, 5/15/33	308	279,366
3.50%, 1/31/28	631	602,285
3.50%, 4/30/30	90	84,245
3.625%, 5/15/26	23	22,296
3.625%, 5/31/28	97	92,980
3.875%, 9/30/29	465	446,127
4.125%, 7/31/28	60	58,711
4.125%, 11/15/32	43	41,478
4.375%, 8/15/26	300	296,297
4.50%, 11/15/25	880	870,822
4.625%, 6/30/25	900	892,371
4.625%, 9/15/26	42	41,797
Total U.S. Treasury Obligations (identified cost $31,126,936)		$27,946,253

Short-Term Investments — 3.0%
Affiliated Fund — 2.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.27%(14)	9,645,777	$ 9,645,777
Total Affiliated Fund (identified cost $9,645,777)		$ 9,645,777
Securities Lending Collateral — 0.4%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(15)	1,741,035	$ 1,741,035
Total Securities Lending Collateral (identified cost $1,741,035)		$ 1,741,035
Total Short-Term Investments (identified cost $11,386,812)		$ 11,386,812
Total Purchased Call Options — 0.0%(16) (identified cost $16,059)		$ 16,500
Total Investments — 106.3% (identified cost $352,540,952)		$399,617,095
Other Assets, Less Liabilities — (6.3)%		$(23,643,657)
Net Assets — 100.0%		$375,973,438

Calvert
VP SRI Balanced Portfolio
September 30, 2023
Schedule of Investments (Unaudited) — continued

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2023, the aggregate value of these securities is $57,419,758 or 15.3% of the Fund's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at September 30, 2023.
(3)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2023.
(4)	Step coupon security. Interest rate represents the rate in effect at September 30, 2023.
(5)	Represents an investment in an issuer that may be deemed to be an affiliate.
(6)	Non-income producing security.
(7)	All or a portion of this security was on loan at September 30, 2023. The aggregate market value of securities on loan at September 30, 2023 was $2,455,126 and the total market value of the collateral received by the Fund was $2,554,856, comprised of cash of $1,741,035 and U.S. government and/or agencies securities of $813,821.
(8)	Security converts to variable rate after the indicated fixed-rate coupon period.
(9)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At September 30, 2023, the aggregate value of these securities is $108,860 or less than 0.05% of the Fund's net assets.
(10)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(11)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) (or the London Interbank Offered Rate (“LIBOR”) for those loans whose rates reset prior to the discontinuance of LIBOR on June 30, 2023) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(12)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(13)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(14)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2023.
(15)	Represents investment of cash collateral received in connection with securities lending.
(16)	Amount is less than 0.05%.

Calvert
VP SRI Balanced Portfolio
September 30, 2023
Schedule of Investments (Unaudited) — continued

Purchased Call Options (Exchange-Traded) — 0.0%(1)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
U.S. 10-Year Treasury Note Futures 12/2023	32	$3,458,000	$110.00	11/24/23	$16,500
Total					$16,500

(1)	Amount is less than 0.05%.
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	98,789	CAD	133,500	State Street Bank and Trust Company	11/10/23	$449	$ —
USD	116,992	EUR	105,556	JPMorgan Chase Bank, N.A.	11/10/23	5,217	—
						$5,666	$ —
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	74	Long	12/29/23	$15,000,609	$(66,556)
U.S. 5-Year Treasury Note	16	Long	12/29/23	1,685,750	(2,080)
U.S. 10-Year Treasury Note	18	Long	12/19/23	1,945,125	(19,446)
U.S. Long Treasury Bond	63	Long	12/19/23	7,168,219	(304,312)
U.S. Ultra-Long Treasury Bond	18	Long	12/19/23	2,136,375	(118,746)
U.S. 5-Year Treasury Note	(5)	Short	12/29/23	(526,797)	5,733
U.S. 10-Year Treasury Note	(1)	Short	12/19/23	(108,063)	2,006
U.S. Ultra 10-Year Treasury Note	(59)	Short	12/19/23	(6,582,187)	208,759
U.S. Ultra-Long Treasury Bond	(6)	Short	12/19/23	(712,125)	38,942
					$(255,700)

Abbreviations:
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced

Currency Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
USD	– United States Dollar
At September 30, 2023, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

Calvert
VP SRI Balanced Portfolio
September 30, 2023
Schedule of Investments (Unaudited) — continued

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Foreign Exchange Risk: During the fiscal year to date ended September 30, 2023, the Fund entered into forward foreign currency exchange contracts to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.
Interest Rate Risk: During the fiscal year to date ended September 30, 2023, the Fund entered into futures contracts and options on futures contracts to hedge interest rate risk and to manage duration.
Affiliated Investments
At September 30, 2023, the value of the Fund's investment in issuers and funds that may be deemed to be affiliated was $10,327,597, which represents 2.7% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended September 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust:
Series 2019-BPR, Class A, 7.322%, (1 mo. SOFR + 1.992%), 5/15/36	$ 452,353	$ —	$ (48,832)	$ —	$4,801	$ 408,322	$ 22,555	$ 423,756
Series 2019-BPR, Class B, 8.022%, (1 mo. SOFR + 2.692%), 5/15/36	175,544	—	—	—	3,232	178,838	10,526	187,000
Series 2019-BPR, Class C, 8.972%, (1 mo. SOFR + 3.642%), 5/15/36	92,695	—	—	—	1,965	94,660	6,317	100,000
Short-Term Investments
Liquidity Fund, Institutional Class(1)	6,867,206	60,283,140	(57,504,569)	—	—	9,645,777	180,325	9,645,777
Total				$ —	$9,998	$10,327,597	$219,723

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of September 30, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$23,545,284	$ —	$23,545,284
Collateralized Mortgage Obligations	—	5,192,626	—	5,192,626
Commercial Mortgage-Backed Securities	—	16,572,691	—	16,572,691
Common Stocks	216,928,234(1)	—	—	216,928,234
Corporate Bonds	—	61,645,242	—	61,645,242
Preferred Stocks	721,623	—	—	721,623
Senior Floating-Rate Loans	—	224,887	—	224,887
Sovereign Government Bonds	—	1,544,001	—	1,544,001
Taxable Municipal Obligations	—	4,470,884	—	4,470,884
U.S. Government Agencies and Instrumentalities	—	1,206,895	—	1,206,895
U.S. Government Agency Mortgage-Backed Securities	—	28,215,163	—	28,215,163
U.S. Treasury Obligations	—	27,946,253	—	27,946,253

Calvert
VP SRI Balanced Portfolio
September 30, 2023
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Short-Term Investments:
Affiliated Fund	$9,645,777	$ —	$ —	$9,645,777
Securities Lending Collateral	1,741,035	—	—	1,741,035
Purchased Call Options	16,500	—	—	16,500
Total Investments	$229,053,169	$170,563,926	$ —	$399,617,095
Forward Foreign Currency Exchange Contracts	$ —	$5,666	$ —	$5,666
Futures Contracts	255,440	—	—	255,440
Total	$229,308,609	$170,569,592	$ —	$399,878,201
Liability Description
Futures Contracts	$(511,140)	$ —	$ —	$(511,140)
Total	$(511,140)	$ —	$ —	$(511,140)

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Investment Valuation - Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority and are categorized as Level 1 in the hierarchy.
Options Contracts— Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. An option on a futures contract gives the holder the right to enter into a specified futures contract. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.